Consolidated Balance Sheets	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 200,234,120	1,212,157,293	799,632,647
Restricted cash and time deposits	37,349,059	226,100,000	891,462,180
Short-term investments	216,048,514	1,307,892,890	1,508,884,886
Accounts receivable, net	32,660,291	197,715,605	110,286,428
Due from related parties	560,498	3,393,089	7,542,600
Prepayments and other assets	70,178,418	424,839,088	156,083,903
Deferred tax assets	6,671,537	40,387,485	41,585,847
Total current assets	563,702,437	3,412,485,450	3,515,478,491
Non current assets
Equity investments	77,641,561	470,018,715	227,832,057
Time deposits	17,862,710	108,135,489	51,465,395
Restricted time deposits	1,255,079	7,597,873	7,814,450
Property, equipment and software, net	223,622,002	1,353,740,512	1,206,485,419
Construction in progress	2,321,136	14,051,462	20,326,428
Intangible assets, net	54,630,762	330,718,241	229,013,555
Goodwill	84,455,933	511,270,880	408,829,417
Prepayments and other assets	14,235,588	86,177,977	87,332,624
Deferred tax assets	8,396,598	50,830,484	42,427,797
Total assets	1,048,123,806	6,345,027,083	5,797,005,633
Current liabilities
Accounts payable (including amounts of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiaries of RMB29,885,740 and RMB67,041,366 (US$11,074,445) as of December 31, 2012 and 2013, respectively.)	15,842,878	95,908,036	70,696,803
Short-term bank loans (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of Nil as of December 31, 2012 and 2013, respectively.)	35,249,765	213,391,500	747,974,500
Advances from customers (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB132,509,317 and RMB98,095,951 (US$16,204,297) as of December 31, 2012 and 2013, respectively.)	16,926,690	102,469,102	133,949,512
Salary and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB35,655,483 and RMB46,858,285 (US$7,740,437) as of December 31, 2012 and 2013, respectively.)	47,418,464	287,057,153	232,137,936
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB9,865,285 and RMB24,364,827 (US$4,024,783) as of December 31, 2012 and 2013, respectively.)	9,871,080	59,756,556	49,898,625
Accrued expenses and other liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB21,732,459 and RMB142,668,385 (US$23,567,138) as of December 31, 2012 and 2013, respectively.)	31,210,530	188,939,187	58,016,741
Due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of Nil and RMB41,750 (US$6,897) as of December 31, 2012 and 2013, respectively.)	15,156	91,750	150,000
Deferred revenues (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB238,713,834 and RMB577,673,767 (US$95,424,908) as of December 31, 2012 and 2013, respectively.)	122,597,953	742,171,227	365,705,044
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB962,240 and RMB262,000 (US$43,279) as of December 31, 2012 and 2013, respectively.)	14,400,003	87,173,299	61,219,290
Deferred government grants (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB458,288 and RMB5,000,000 (US$825,941) as of December 31, 2012 and 2013, respectively.)	825,941	5,000,000	458,287
Total current liabilities	294,358,460	1,781,957,810	1,720,206,738
Non current liabilities
Deferred revenues (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB27,581,730 and RMB11,709,845 (US$1,934,329) as of December 31, 2012 and 2013, respectively.)	6,385,422	38,655,431	56,503,584
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of Nil and RMB9,087,650 (US$1,501,173) as of December 31, 2012 and 2013, respectively.)	2,214,974	13,408,787	6,875,864
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,630,000 and RMB1,000,000 (US$165,188) as of December 31, 2012 and 2013, respectively.)	462,527	2,800,000	1,619,438
Total liabilities	303,421,383	1,836,822,028	1,785,205,624
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 29,671,195 Class A ordinary shares issued and outstanding, 212,376,660 Class B ordinary shares issued and outstanding as of December 31, 2012; 29,671,195 Class A ordinary shares issued and outstanding, 217,308,865 Class B ordinary shares issued and outstanding as of December 31, 2013 )	32,543	197,003	193,960
Additional paid-in capital	74,824,775	452,966,738	329,804,508
Statutory reserves	51,594,830	312,339,625	272,938,726
Accumulated other comprehensive loss	(20,902,374)	(126,536,702)	(80,543,186)
Retained earnings	633,011,949	3,832,064,435	3,466,189,747
Total Perfect World Shareholders' Equity	738,561,723	4,471,031,099	3,988,583,755
Non-controlling interests	6,140,700	37,173,956	23,216,254
Total Shareholders' Equity	744,702,423	4,508,205,055	4,011,800,009
Total Liabilities and Shareholders' Equity	$ 1,048,123,806	6,345,027,083	5,797,005,633